FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 18, 2016

Filed Via EDGAR (CIK # 0001109441)

Securities and Exchange Commission (Commission)

100 F Street NE

Washington, DC 20549

RE:      Franklin Floating Rate Master Trust (Registrant)

File No. 811-09869

Ladies/Gentlemen:

On behalf of Franklin Floating Rate Master Series, a series of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Investment Company Act of 1940, as amended (1940 Act) pursuant to Rule 8b-15 under the 1940 Act.  The Amendment is being filed to amend the Part A and Part B of the Fund’s offering circular to reflect disclosure changes in response to comments of the staff of the Commission as well as certain other disclosure changes.

The shares of the Fund are not registered under the Securities Act of 1933, as amended (1933 Act), because the Fund issues its shares only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the 1933 Act. Shares of the Fund are sold only to “accredited investors,” as defined in Regulation D under the 1933 Act. This Amendment is not offering to sell, or soliciting any offer to buy, any security to the public within the meaning of the 1933 Act.

Please direct any comments or questions regarding this filing to Kristin H. Ives at (215) 564-8037 or Amy C. Fitzsimmons at (215) 564-8711.

Sincerely yours,

Franklin FLOATING RATE MASTER TRUST

/s/ STEVEN J. GRAY

Steven J. Gray

Vice President

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